Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Average recorded investment	¥ 73,035,747	¥ 184,523,313
Interest and fees income recognized	82,191,331	61,453,546
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Average recorded investment	78,248,017	176,098,252
Interest and fees income recognized	83,791,498	61,775,021
Impaired Loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Average recorded investment	151,283,764	360,621,565
Interest and fees income recognized	¥ 165,982,829	¥ 123,228,567